Financial and Capital Risk Management and Fair Value Measurement - Additional Information (Detail) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Apr. 23, 2019 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Fair value of the contingent consideration liability	£ 400	$ 0.5
Potential payments under the CVR arrangement | $		$ 80.0
Short-term investments acquired			£ 29,019
Short-term investments at carrying value	£ 0
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%
Financial assets at fair value through other comprehensive income, category [member] | OncoMed [Member]
Disclosure of detailed information about financial instruments [line items]
Short-term investments acquired			£ 29,000
Credit risk [member] | Investment counterparties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk with one counterparty	£ 10,000
Credit risk [member] | Cash deposit counterparties [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk with deposit counterparty	£ 5,000